Other operating results net	12 Months Ended
Jun. 30, 2025
Other operating results net
Other operating results, net

28.           Other operating results, net

	06.30.2025	06.30.2024	06.30.2023
Gain from commodity derivative financial instruments	10,994	15,532	4,711
Gain / (loss) from sale of property, plant and equipment	168	(2,540)	(3,492)
Impairment of trading properties	(19,125)	-	-
Realization of currency translation adjustment (i)	-	-	2,215
Gain / (loss) from sale of associates and joint ventures	2,766	(1,903)	-
Donations	(1,309)	(1,219)	(1,956)
Lawsuits and other contingencies	(3,375)	(11,175)	(40,220)
Interest and allowances generated by operating assets	7,431	28,295	(7,626)
Administration fees	1,112	621	603
Others	(3,656)	2,189	(408)
Total other operating results, net	(4,994)	29,800	(46,173)

(i)           Corresponds to Condor, Real Estate Investment Group VII LP and Jiwin S.A’s liquidation.